Summary of Significant Accounting Policies (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Accounting Policies [Abstract]
Basis of Presentation

Basis of Presentation

These condensed unaudited financial statements have been prepared to reflect the financial position, results of operations and cash flows of the Company as of September 30, 2015 and have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) for interim financial information. The accompanying condensed financial statements and notes are unaudited. In management’s opinion, the unaudited interim financial statements have been prepared on the same basis as the audited financial statements for the year ended December 31, 2014 and include all adjustments, which include only normal recurring adjustments, necessary for the fair presentation of the Company’s financial position as of September 30, 2015 and its results of operations and cash flows for the three and nine months ended September 30, 2015 and 2014. The results for the three and nine months ended September 30, 2015 are not necessarily indicative of the results expected for the full fiscal year or any other interim period.

Basis of Presentation

These financial statements have been prepared to reflect the financial position, results of operations and cash flows of the Company and have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”).

Initial Public Offering

Initial Public Offering

On October 8, 2014, the Company completed an initial public offering (“IPO”) whereby the Company sold 19,167 shares of its common stock and Series A Warrants exercisable for 19,167 shares of its common stock, which were sold in units of one share of common stock for every 60 units and one Series A Warrant at an issuance price of $7.00 per unit, less underwriting discounts and commissions. In addition, the underwriter exercised its option to purchase additional Series A Warrants exercisable for 2,875 shares of its common stock. As a result of the IPO, the Company received proceeds of approximately $6.4 million, net of approximately $1.7 million in underwriting and other offering costs.

Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and the accompanying notes. Such estimates include the warranty reserve, accounts receivable and inventory reserves, intangible assets and other long lived assets, legal and regulatory contingencies, income taxes, share based arrangements, the derivative liability for common stock warrants and others. These estimates and assumptions are based on management’s best estimates and judgments. Actual amounts and results could differ from those estimates.

Cash and Cash Equivalents

Cash and Cash Equivalents

The Company considers highly liquid investments with insignificant interest rate risk and original maturities to the Company of three months or less to be cash equivalents. Cash equivalents consist primarily of interest and non-interest bearing bank accounts held in checking, savings and money market accounts. These assets are generally available on a daily or weekly basis and are highly liquid in nature. If the balances are greater than $250,000, the Company does not have FDIC coverage on the entire amount of bank deposits.

Accounts Receivable

Accounts Receivable

Accounts receivable are generated from the sale of single use diagnostic test cartridges to end users in the United States and to a network of distributors outside the United States. These accounts receivable are recorded at the invoiced amount, net of allowances for doubtful amounts. The Company routinely reviews outstanding accounts receivable balances for estimated uncollectible accounts and establishes or adjusts the allowances for doubtful accounts receivable using the specific identification method and records a reserve for amounts not expected to be fully recovered. Actual balances are not applied against the reserve until substantially all collection efforts have been exhausted. The Company does not have customer acceptance provisions, but it does provide its customers a limited right of return for defective diagnostic test cartridges.

The balance of accounts receivable at December 31, 2014 and 2013, net of an allowance for doubtful accounts of $5,482, was $267,485 and $184,415, respectively.

Inventories

Inventories

Inventories are stated at the lower of cost or market with cost determined according to the average cost method. Manufactured inventory consists of raw material, direct labor and manufacturing overhead cost components. The Company reviews the components of its inventory on a regular basis for excess and obsolete inventory and makes appropriate adjustments when necessary. Inventories consisted of the following at December 31, 2014 and 2013:

	December 31,
	2014	2013
Raw materials	$360,019	$278,947
Work-in-process	91,153	39,192
Finished goods	5,922	2,100

Total inventories	$457,094	$320,239

Property and Equipment

Property and Equipment

Property and equipment is recorded at cost and depreciated over the estimated useful lives of the assets (which range from three to ten years) using the straight-line method. Amortization of leasehold improvements is computed on the straight-line method over the shorter of the lease term or estimated useful lives of the assets. The analyzers that the Company manufactures and retains title over are placed with customers and are recorded in property and equipment under “Analyzers.” The materials used for the manufacture of the analyzers are recorded in property and equipment under “Construction in progress.” Major renewals and betterments are capitalized and depreciated over their estimated useful lives while minor expenditures for maintenance and minor repairs are charged to operations as incurred.

The Company classifies assets to be sold as assets held for sale when (i) Company management has approved and commits to a plan to sell the asset, (ii) the asset is available for immediate sale in its present condition and is ready for sale, (iii) an active program to locate a buyer and other actions required to sell the asset have been initiated, (iv) the sale of the asset is probable, (v) the asset is being actively marketed for sale at a price that is reasonable in relation to its current fair value, and (vi) it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn. Assets classified as held for sale are recorded at the lower of the carrying amount or fair value less the cost to sell and are a component of prepaid and other current assets in the balance sheets. The Company did not have any assets classified as held for sale as of December 31, 2014 and 2013.

Intangible Assets

Intangible Assets

The Company records its intangible assets at cost which consist of two licensing and royalty agreements for certain intellectual property rights used in the development and manufacture of our products. These intangible assets are being amortized over an estimated useful life of seven years from the date that the technology licenses became effective. As of December 31, 2014 and 2013, intangible assets totaled $600,000 valued at cost, less accumulated amortization of $383,420 and $265,975, respectively. The Company recorded amortization associated with these agreements of $117,445 and $97,680 for the years ended December 31, 2014 and 2013, respectively.

Estimated future intangible asset amortization expense for the next five years are as follows:

Years ended December 31,
2015	$97,405
2016	76,583
2017	42,591
2018	—
2019	—

Total estimated amortization expense	$216,579

Impairment of Long Lived Assets

Impairment of Long Lived Assets

Long-lived tangible assets, including property and equipment, and definite-lived intangible assets, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying value of the asset may not be recoverable. The Company regularly evaluates whether events or circumstances have occurred that indicate possible impairment and relies on a number of factors, including expected future operating results, business plans, economic projections, and anticipated future cash flows. The Company uses an estimate of the future undiscounted net cash flows and comparisons to like-kind assets, as appropriate, of the related asset over the remaining life in measuring whether the assets are recoverable. Measurement of the amount of impairment, if any, is based upon the difference between the asset’s carrying value and estimated fair value. Fair value is determined through various valuation techniques, including cost-based, market and income approaches as considered necessary.

Derivative Instruments

Derivative Instruments

The Company accounts for derivative instruments under the provisions of ASC 815 Derivatives and Hedging. ASC 815 requires the Company to record derivative instruments at their fair value. Changes in the fair value of derivatives are recognized in earnings. As a result of certain terms, conditions and features included in certain common stock purchase warrants granted by the Company, those warrants are required to be accounted for as derivatives at estimated fair value, with changes in fair value recognized in earnings.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

The Company measures at fair value certain of its financial and non-financial assets and liabilities by using a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, essentially an exit price, based on the highest and best use of the asset or liability. The levels of the fair value hierarchy are:

Level 1—Quoted market prices in active markets for identical assets or liabilities;

Level 2—Significant other observable inputs (e.g. quoted prices for similar items in active markets, quoted prices for identical or similar items in markets that are not active, inputs other than quoted prices that are observable, such as interest rate and yield curves, and market-corroborated inputs); and

Level 3—Unobservable inputs in which there is little or no market data, which require the reporting unit to develop its own assumptions.

The following tables set forth the financial liabilities measured at fair value on a recurring basis by level within the fair value hierarchy at December 31, 2014:

	Fair Value Measurements at December 31, 2014
Description	Level 1	Level 2	Level 3	Total
Derivative liability
Common stock warrants	$—	$—	$9,998,636	$9,998,636

Total derivative liability	$—	$—	$9,998,636	$9,998,636

Revenue Recognition

Revenue Recognition

The Company derives its product revenue from the sale of single use diagnostic test cartridges sold through our dedicated sales force, except in the European Union where the Company sells through a network of distributors. Product revenue is recognized when all four of the following criteria are met: (1) persuasive evidence that an arrangement exists; (2) delivery of the products has occurred; (3) the selling price of the product is fixed or determinable; and (4) collectability of that price is reasonably assured. Change in title to the product and recognition of revenue from sales of diagnostic test cartridges occurs at the time of shipment. Shipping and handling fees and related freight costs and supplies for test kits are billed to customers. Additional costs associated with shipping products to customers are included as a component of cost of sales.

Research and Development Costs

Research and Development Costs

Research and development costs are charged to operations as incurred. Research and development costs include, among other things, salaries and wages for research scientists and staff (including stock-based compensation), materials and supplies used in the development of new products, developing and validating the manufacturing process, costs for clinical trials, and costs for research and development facilities and equipment.

Stock Based Compensation

Stock Based Compensation

The Company has accounted for stock-based compensation under the provisions of Financial Accounting Standards board of directors Accounting Standards Codification (“FASB ASC”) 718, “Compensation—Stock Compensation”. This standard requires the Company to record an expense associated with the fair value of stock-based compensation over the requisite service period. The Company uses the Black-Scholes option valuation model to calculate the value of options at the date of grant. Option pricing models require the input of highly subjective assumptions, including the estimated fair value of the Company’s common stock on the date of grant, the expected term of the stock option, and the expected price volatility of the Company’s common stock over the period equal to the expected term of the grant. Changes in these assumptions can materially affect the fair value estimate. The Company estimates forfeitures at the date of grant and revises the estimates, if necessary, in subsequent periods if actual forfeitures differ from those estimates.

Financial Instruments and Concentration of Credit Risk

Financial Instruments and Concentration of Credit Risk

The Company’s financial instruments include cash and cash equivalents, accounts receivable, and accounts payable. The carrying amount of cash and cash equivalents, accounts receivable, and accounts payable approximate fair value because of their immediate or short-term maturities.

All of the Company’s accounts receivable result from sales in the normal course of business to its customers primarily throughout the United States. The Company attempts to limit its credit risk by performing credit evaluations of new customers and maintaining adequate allowances for potential credit losses. As of December 31, 2014, 30% of the accounts receivable balance resulted from one customer. As of December 31, 2013, 25% of the accounts receivable balances resulted from one customer. Historically, the Company has not experienced any credit losses on such receivables. Allowances for bad debt in the amount of $5,482 were recorded against accounts receivable for the years ended December 31, 2014 and 2013. There was no bad debt for the year ended December 31, 2014. The Company cannot ensure that such losses will not be realized in the future.

The Company’s customers are primarily hospitals and health clinics. For the year ended December 31, 2014, 11% of revenues resulted from one customer who accounted for more than 10% of revenues. For the year ended December 31, 2013, 23% of revenues resulted from two customers who each accounted for more than 10% of revenues.

Income Taxes

Income Taxes

The Company accounts for income taxes under FASB ASC 740, “Income Taxes”. Deferred income tax assets and liabilities are determined based upon differences between the financial reporting and tax basis of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. Accounting standards require the consideration of a valuation allowance for deferred tax assets if it is “more likely than not” that some component or all of the benefits of deferred tax assets will not be realized.

The tax effects from an uncertain tax position can be recognized in the financial statements only if the position is more likely than not of being sustained if the position were to be challenged by a taxing authority. The Company has examined the tax positions taken in its tax returns and determined that there are no uncertain tax positions. As a result, the Company has recorded no uncertain tax liabilities in its balance sheet.

Loss per Common Share

Net Income (Loss) per Common Share

Basic net income (loss) per share is computed by dividing net income or loss (the numerator) by the weighted average number of common shares outstanding for the period (the denominator).

Diluted net income (loss) per share is computed by dividing net income by the weighted average number of common shares and potential common shares outstanding (if dilutive) during each period. Potential common shares include convertible preferred stock, stock options and warrants. The number of potential common shares outstanding is computed using the treasury stock method. As the Company has incurred losses for the three months ended September 30, 2014 and for the nine months ended September 30, 2015 and 2014, the potentially dilutive shares are anti-dilutive and are thus not added into the diluted net income (loss) per share calculations. The Company had net income for the three months ended September 30, 2015 and therefore potentially dilutive shares must be added into the diluted net income (loss) per share calculations.

The components of basic and diluted net income (loss) per share for the three months ended September 30, 2015 are as follows:

Three Months Ended September 30, 2015
Basic:
Numerator:
Net income	$13,056,359

Denominator:
Weighted average common shares	625,714

Net income per common share—basic	$20.87

Diluted:
Numerator:
Net income	$13,056,359
Deduct fair value adjustment gain	(1,186,850)

Adjusted net income	$11,869,509

Denominator:
Weighted average common shares	625,714
Series E convertible preferred stock	123,639
Unit purchase option	2,916
Employee stock options	3

Denominator for diluted calculation	752,272

Net income per common share—diluted	$15.78

Loss per Common Share

Basic loss per share (“EPS”) is computed by dividing net loss, less cumulative preferred stock dividends for the period, including undeclared or unpaid cumulative dividends (the numerator) by the weighted average number of common shares outstanding for the period (the denominator). Diluted EPS is computed by dividing net loss by the weighted average number of common shares and potential common shares outstanding (if dilutive) during each period. Potential common shares include convertible preferred stock, stock options and warrants. The number of potential common shares outstanding is computed using the treasury stock method.

As the Company has incurred losses for the years ended December 31, 2014 and 2013, the potentially dilutive shares are anti-dilutive and are thus not added into the loss per share calculations. As of December 31, 2014 and 2013, there were 102,587 and 40,990 potentially dilutive shares, respectively.

New Accounting Pronouncements

New Accounting Pronouncements

From time to time, new accounting pronouncements are issued by the FASB that are adopted by the Company as of the specified effective date. If not discussed, management believes that the impact of recently issued standards, which are not yet effective, will not have a material impact on the Company’s financial statements upon adoption.

In May 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2014-09, Revenue from Contracts with Customers (“ASU 2014-09”), which supersedes nearly all existing revenue recognition guidance under GAAP. The core principle is that a company should recognize revenue when promised goods or services are transferred to customers in an amount that reflects the consideration to which an entity expects to be entitled for those goods or services. ASU 2014-09 defines a five step process to achieve this core principle and, in doing so, more judgment and estimates may be required within the revenue recognition process than are required under existing GAAP. The standard is effective for annual periods beginning after December 15, 2016, and interim periods therein, and shall be applied either retrospectively to each period presented or as a cumulative-effect adjustment as of the date of adoption. In April 2015, the FASB deferred the effective date of ASU 2014-09 to fiscal years, and interim periods within those fiscal years, beginning after December 15, 2017. The Company is currently in the process of determining the impact of adoption of the provisions of ASU 2014-09 on its financial statements.

In August 2014, the FASB issued ASU No. 2014-15 Disclosure of Uncertainties About an Entity’s Ability to Continue as a Going Concern, which provides guidance on determining when and how to disclose going concern uncertainties in the financial statements. The new standard requires management to perform interim and annual assessments of an entity’s ability to continue as a going concern. The update is effective for annual periods ending after December 15, 2016, and interim periods thereafter. Early adoption is permitted. The impact on the Company’s financial statements of adopting ASU 2014-15 is currently being assessed by management.

In April 2015, the Financial Accounting Standards Board issued ASU No. 2015-03 Interest—Imputation of Interest, Simplifying the Presentation of Debt Issuance Cost. This standard provides guidance on the balance sheet presentation for debt issuance costs and debt discounts and debt premiums. To simplify the presentation of debt issuance costs, this standard requires that debt issuance costs related to a recognized debt liability be presented in the balance sheet as a direct deduction from the carrying amount of that debt liability. This ASU is effective for fiscal years beginning after December 15, 2015. The Company is evaluating the new guidance and plans to provide additional information about its expected impact at a future date.

New Accounting Pronouncements

From time to time, new accounting pronouncements are issued by the FASB that are adopted by the Company as of the specified effective date. If not discussed, management believes that the impact of recently issued standards, which are not yet effective, will not have a material impact on the Company’s financial statements upon adoption.

In May 2014, the Financial Accounting Standards board of directors issued accounting guidance on revenue recognition. The amended guidance will enhance the comparability of revenue recognition practices and will be applied to all contracts with customers. Improved disclosures related to the nature, amount, timing, and uncertainty of revenue that is recognized are requirements under the amended guidance. This guidance will be effective for fiscal 2017 and will be required to be applied retrospectively. We are currently assessing the impact that this guidance will have on our financial statements at this time.

In August 2014, the Financial Accounting Standards board of directors issued ASU No. 2014-15. This standard provides guidance on determining when and how to disclose going-concern uncertainties in the financial statements. The new standard requires management to perform interim and annual assessments of an entity’s ability to continue as a going concern within one year of the date the financial statements are issued. This ASU is effective for fiscal years, and interim periods within those years, beginning on or after December 15, 2016, with early adoption permitted. The Company is evaluating the new guidance and plans to provide additional information about its expected impact at a future date.

Reverse Stock Split

Reverse Stock Split

On September 5, 2014, the Company effected a reverse stock split of the Company’s common stock whereby each two hundred shares of common stock was replaced with one share of common stock (with no fractional shares issued). The par value and authorized shares of the common stock were not adjusted as a result of the reverse stock split. All common shares, options, warrants and per share amounts for all periods presented in these financial statements have been adjusted retroactively to reflect the reverse stock split.

On December 11, 2015, the Company effected another reverse stock split of the Company’s common stock whereby each sixty shares of common stock was replaced with one share of common stock (with no fractional shares issued). The par value of the common stock was adjusted from $0.001 per share to $0.0001 per share was also adjusted as a result of the reverse stock split. The authorized shares of the common stock were not adjusted as a result of the reverse stock split. All common share and per share amounts for all periods presented in these financial statements have been adjusted retroactively to reflect the reverse stock split. The Series E Preferred Stock, common warrants, Class A, Class B, Series A, Series B and Series C Warrants as well as employee and other options were not included in the reverse stock split and the outstanding amounts have not been adjusted. However, the conversion ratio was adjusted as a result of the reverse stock split such that upon conversion, each share of preferred stock will be converted into 0.0667 shares of common stock and each warrant and option will be converted into 0.0167 shares of common stock.

Reverse Stock Split

On September 5, 2014, the Company effected a reverse stock split of the Company’s common stock whereby each two hundred shares of common stock was replaced with one share of common stock (with no fractional shares issued). The par value and authorized shares of the common stock were not adjusted as a result of the reverse stock split. All common share, options, warrants and per share amounts for all periods presented in these financial statements have been adjusted retroactively to reflect the reverse stock split. The convertible preferred stock was not included in the reverse stock split and the outstanding amounts have not been adjusted. However, the conversion ratio was adjusted as a result of the reverse stock split such that upon conversion, each two hundred shares of preferred stock will be converted into one share of common stock.

On December 11, 2015, the Company effected another reverse stock split of the Company’s common stock whereby each sixty shares of common stock was replaced with one share of common stock (with no fractional shares issued). The par value of the common stock was adjusted from $0.001 per share to $0.0001 per share as a result of the reverse stock split. The authorized shares of the common stock were not adjusted as a result of the reverse stock split. All common share and per share amounts for all periods presented in these financial statements have been adjusted retroactively to reflect the reverse stock split. The Series E Preferred Stock, common warrants, Class A, Class B, Series A, Series B and Series C Warrants as well as employee and other options were not included in the reverse stock split and the outstanding amounts have not been adjusted. However, the conversion ratio was adjusted as a result of the reverse stock split such that upon conversion, 60 shares of preferred stock will be converted into four shares of common stock and 60 warrants or options will be converted into one share of common stock.

Derivative Instruments

Derivative Instruments

The Company accounts for derivative instruments under the provisions of ASC 815 Derivatives and Hedging. ASC 815 requires the Company to record derivative instruments at their fair value. Changes in the fair value of derivatives are recognized in earnings. As a result of certain terms, conditions and features included in certain common stock purchase warrants granted by the Company, those warrants are required to be accounted for as derivatives at estimated fair value, with changes in fair value recognized in earnings.